Impairment Charges - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Impairment Charges
Intangible assets (Note 17)	$ 1,235	$ 0	$ 0
Property, plant and equipment (Note 9)	12,640
Project assets (Note 2(k))	13,844	10,853	$ 0
Impairment charges on goodwill	65,223	0
Finance lease receivables (Note 8)	32,028
Total impairment charges	$ 124,970	$ 10,853